Share of results of associates - Summary of Share of Results of Associates (Detail) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Disclosure of associates [abstract]
Share of profit before interest and taxation	£ 52.8	£ 59.2		£ 145.1
Share of exceptional (losses)/gains	(28.4)	13.2		0.8
Share of interest and non-controlling interests	(3.2)	(3.2)		(7.8)
Share of taxation	(11.8)	(9.7)		(24.6)
Share of profit loss of associates accounted for using equity method	£ 9.4	£ 59.5	[1]	£ 113.5 [1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.